Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (10,843,949)	$ 898,591
Expected income tax (recovery) expense	(2,277,229)	188,704
Change in estimates in respect of prior periods	(340,768)	(41,351)
Change in tax rate		133,687
Change in fair value of derivative liability	(495,605)	(3,296,242)
State and local taxes, net of federal benefit	463,643	(709,272)
Loss (gain) on debt settlement	124,154
Other	(75,605)	308
Change in valuation allowance	5,190,000	3,724,166
Total	$ 2,588,590